Income Taxes - Summary of Open Tax Years by Major Jurisdiction (Detail)	12 Months Ended
Feb. 28, 2015
Minimum [Member] | Canada [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2009
Minimum [Member] | United States [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2012
Minimum [Member] | United Kingdom [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2011
Maximum [Member] | Canada [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2015
Maximum [Member] | United States [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2015
Maximum [Member] | United Kingdom [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2015